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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number       811-08883
                                     ------------------------------------


                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    480 Shepherd Street        Winston-Salem, North Carolina        27103
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)


                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC  225 Pictoria Drive, Suite 450  Cincinnati, OH 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (336) 768-7230
                                                     ---------------------------

Date of fiscal year end:      September 30, 2007
                           ------------------------------------

Date of reporting period:     June 30, 2007
                           ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

================================================================================
 SHARES   COMMON STOCKS -- 92.7%                                      VALUE
================================================================================

          CONSUMER DISCRETIONARY -- 6.4%
 30,000   Comcast Corporation - Class A (a)                       $     843,600
 26,000   Lowe's Companies, Inc.                                        797,940
                                                                  -------------
                                                                      1,641,540
                                                                  -------------
          CONSUMER STAPLES -- 7.9%
 16,175   PepsiCo, Inc.                                               1,048,949
 16,000   Procter & Gamble Company (The)                                979,040
                                                                  -------------
                                                                      2,027,989
                                                                  -------------
          ENERGY -- 4.2%
118,500   FX Energy, Inc. (a)                                         1,084,275
                                                                  -------------

          FINANCIALS -- 13.4%
     12   Berkshire Hathaway, Inc. - Class A (a)                      1,313,700
  5,500   Capital One Financial Corporation                             431,420
 20,333   Citigroup, Inc.                                             1,042,880
  3,000   Goldman Sachs Group, Inc.                                     650,250
                                                                  -------------
                                                                      3,438,250
                                                                  -------------
          HEALTH CARE -- 15.6%
 19,000   Johnson & Johnson                                           1,170,780
 10,000   Medtronic, Inc.                                               518,600
 47,000   Pfizer, Inc.                                                1,201,790
 14,000   WellPoint, Inc. (a)                                         1,117,620
                                                                  -------------
                                                                      4,008,790
                                                                  -------------
          INDUSTRIALS -- 9.2%
  6,000   Boeing Company                                                576,960
  8,000   Caterpillar, Inc.                                             626,400
 30,000   General Electric Company                                    1,148,400
                                                                  -------------
                                                                      2,351,760
                                                                  -------------
          INFORMATION TECHNOLOGY -- 26.3%
 41,000   Cisco Systems, Inc. (a)                                     1,141,850
 40,000   Dell, Inc. (a)                                              1,142,000
 90,400   FalconStor Software, Inc. (a)                                 953,720
  2,500   Google, Inc. (a)                                            1,308,450
 50,000   Intel Corporation                                           1,188,000
 35,000   Microsoft Corporation                                       1,031,450
                                                                  -------------
                                                                      6,765,470
                                                                  -------------
          MATERIALS -- 5.9%
100,000   NovaGold Resources, Inc. (a)                                1,503,000
                                                                  -------------

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
 SHARES   COMMON STOCKS -- 92.7% (CONTINUED)                          VALUE
================================================================================

          TELECOMMUNICATIONS SERVICES -- 3.8%
 35,000   Nokia Oyj - ADR                                         $     983,850
                                                                  -------------

          TOTAL COMMON STOCKS (Cost $18,315,526)                  $  23,804,924
                                                                  -------------

================================================================================
 SHARES   EXCHANGE-TRADED FUNDS -- 4.6%                               VALUE
================================================================================

  9,000   iShares MSCI Emerging Markets Index Fund
              (Cost $765,210)                                     $   1,182,330
                                                                  -------------

================================================================================
 SHARES   MONEY MARKET SECURITIES -- 2.2%                             VALUE
================================================================================

560,753   First American Treasury Obligations Fund - Class A
              (Cost $560,753)                                     $     560,753
                                                                  -------------

          TOTAL INVESTMENTS AT VALUE -- 99.5% (Cost $19,641,489)  $  25,548,007

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                 126,999
                                                                  -------------

          NET ASSETS -- 100.0%                                    $  25,675,006
                                                                  =============


ADR - American Depositary Receipt

(a)   Non-income producing security.

See accompanying notes to Schedule of Investments.

THE SHEPHERD STREET EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITIES VALUATION

The Shepherd Street Equity Fund's common stocks and other equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:

          Cost of portfolio of investments               $  19,647,135
                                                         =============

          Gross unrealized appreciation                  $   5,930,743
          Gross unrealized depreciation                        (29,871)
                                                         -------------

          Net unrealized appreciation                    $   5,900,872
                                                         =============

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Shepherd Street Funds, Inc.


By (Signature and Title)*   /s/ David B. Rea
                            ----------------------------------------------------
                            David B. Rea, President

Date   August 22, 2007
       ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ David B. Rea
                            ----------------------------------------------------
                            David B. Rea, President

Date   August 22, 2007
       ----------------------------------


By (Signature and Title)*   /s/ Jeffrey C. Howard
                            ----------------------------------------------------
                            Jeffrey C. Howard, Treasurer

Date   August 22, 2007
       ----------------------------------


* Print the name and title of each signing officer under his or her signature.